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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277


April 30, 2019

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Brighthouse Life Insurance Company and
        Brighthouse Separate Account A
        File Nos. 333-200259/811-03365
        (Series L, Series L-4 Year (offered between November 22, 2004 and October 7, 2011))
        Rule 497(j) Certification
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Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectus Supplements dated April 29, 2019 to the Series L Prospectus dated April 29, 2019, the Series L Prospectus dated April 29, 2019, the Prospectus Supplement dated April 29, 2019 to the Series L - 4 Year Prospectus dated April 29, 2019, the Series L - 4 Year Prospectus dated April 29, 2019 and Statement of Additional Information ("SAI") dated April 29, 2019 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements, Prospectuses and SAI contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 15, 2019.

If you have any questions, please contact me at (980) 949-5131.

Sincerely,

/s/ Dionne Sutton

Dionne Sutton
Corporate Counsel
Brighthouse Life Insurance Company